Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after tax		£ 3,323	£ 3,648
Other comprehensive (loss)/income that may be recycled to profit or loss:
Currency translation reserve	[1]	(84)	(1,173)
Fair value through other comprehensive income reserve	[1]	(269)	77
Cash flow hedging reserve	[1]	(90)	(755)
Other comprehensive loss that may be recycled to profit	[1]	(443)	(1,851)
Other comprehensive loss not recycled to profit or loss:
Retirement benefit remeasurements	[1]	(97)	(476)
Fair value through other comprehensive income reserve	[1]	0	(2)
Own credit	[1]	(462)	(494)
Other comprehensive loss not recycled to profit	[1]	(559)	(972)
Other comprehensive loss for the period		(1,002)	(2,823)
Total comprehensive income for the period		2,321	825
Attributable to:
Equity holders of the parent		2,295	795
Non-controlling interests		26	30
Total comprehensive income for the period		£ 2,321	£ 825

[1]	Reported net of tax.